Non-Cash Stock Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 14,220	$ 11,521	$ 9,355
Direct costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	7,835	6,007	5,155
Selling, General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	6,385	4,894	4,200
Restructuring and other non-recurring items
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 620